Stock Based and Other Compensation (Narratives) (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2003
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 5,200,000				$ 2,500,000						$ 17,800,000	$ 7,400,000	$ 9,300,000
Allocated Share Based Compensation Expense Performance Share Units											4,500,000
Forfeitures of shares - value											(274,000)	(1,517,000)	(77,000)
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	2,300,000				1,100,000						7,800,000	3,300,000	4,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms											In June 2009, our shareholders approved the 2009 Share Incentive Plan (the “2009 Incentive Plan”) to replace the 1997 Incentive Plan, except with respect to outstanding contractual obligations under the 1997 Incentive Plan, so that no further awards can be made under that plan.
Stock Issued During Period, Shares, Restricted Stock Award, Gross										168,900				1,500,000
Stock Issued During Period Shares Performance Stock Award Gross										282,400
Share Based Compensation Expected To Be Recognized	27,800,000										47,900,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,600,000										15,700,000	5,700,000	4,200,000
Deferred Compensation Equity	(7,691,000)	(7,063,000)				(10,511,000)					(7,063,000)	(10,511,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value											4,600,000	2,800,000	1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		24,400,000									24,400,000
Weighted Average Remaining Contractual Term											2.3
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options											1,200,000	3,700,000	1,500,000
Severance Costs											400,000	1,100,000	1,700,000
Share Based Compensation Awards Vesting Period														five years
Earnings Per Share [Abstract]
Net income attributable to W. P. Carey members	12,290,000	9,091,000	25,202,000	81,443,000	23,343,000	19,781,000	16,346,000	23,432,000	14,413,000		139,079,000	73,972,000	69,023,000
Amount Of Dilutive Securities Stock Options And Restrictive Stock Units	(191,000)				(234,000)						(2,130,000)	(440,000)	(1,127,000)
Net Income - Basic	12,099,000				23,109,000						136,949,000	73,532,000	67,896,000
Dilutive Securities	(24,000)				335,000						0	724,000	1,250,000
Net Income - Diluted	12,075,000				23,444,000						136,949,000	74,256,000	69,146,000
Basic	40,037,496				39,738,207						39,819,475	39,514,746	39,019,709
Effect of dilutive securities	450,156				504,499						278,620	493,148	693,026
Diluted	40,487,652				40,242,706						40,098,095	40,007,894	39,712,735
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount					321,290						207,258	247,750	485,408
Incentive Plan 1997 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		6,200,000									6,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Description											The 1997 Incentive Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options under the Code, (ii) performance shares or PSUs, (iii) dividend equivalent rights and (iv) restricted shares or RSUs. Options granted under the 1997 Incentive Plan generally have a 10-year term and generally vest in four equal annual installments
Stock Issued During Period, Shares, Restricted Stock Award, Gross													126,050
Stock Issued During Period Shares Performance Stock Award Gross													152,000
Share Based Compensation Awards Vesting Period											four equal annual installments
Incentive Plan 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		3,600,000									3,600,000
Share Based Compensation Shares Authorized Under Share Basedment Payment Award Plans Number Of Outstanding Shares											1,102,605
Share-based Compensation Arrangement by Share-based Payment Award, Description											The 2009 Incentive Plan provides for the grant of (i) share options, (ii) restricted shares or RSUs, (iii) performance shares or PSUs, and (iv) dividend equivalent rights.
Stock Issued During Period, Shares, Restricted Stock Award, Gross											524,550	140,050
Stock Issued During Period Shares Performance Stock Award Gross											291,600	159,250
Director Plan 1997 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		300,000									300,000
Share-based Compensation Arrangement by Share-based Payment Award, Description											The 1997 Directors’ Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options, (ii) performance shares, (iii) dividend equivalent rights and (iv) restricted shares. Options granted under the 1997 Directors’ Plan have a 10-year term and vest generally over three years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date											October 2017
Share Based Compensation Awards Vesting Period											three years
Director Plan 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		325,000									325,000
Share Based Compensation Shares Authorized Under Share Basedment Payment Award Plans Number Of Outstanding Shares											64,905
Maximum Value Of Share Based Payment Award Per Nonemployee Director											50,000
Revised Maximum Value Of Share Based Payment Award Per Nonemployee Director											70,000
ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition											600,000	200,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		10.00%									10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date											85.00%
Profit Sharing Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense											3,800,000	3,300,000	3,300,000
Deferred Compensation Arrangement with Individual, Maximum Contractual Term											Our board of directors can authorize contributions to a maximum of 15% of an eligible participant’s compensation, limited to less than $0.1 million annually per participant
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value											6,900,000	5,000,000	7,200,000
Partnership Equity Unit Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Description											During 2003, we adopted a non-qualified deferred compensation plan (the “Partnership Equity Plan”, or “PEP”) under which a portion of any participating officer’s cash compensation in excess of designated amounts was deferred and the officer was awarded Partnership Equity Plan Units (“PEP Units”). The value of each PEP Unit was intended to correspond to the value of a share of the CPA® REIT designated at the time of such award. During 2005, further contributions to the initial PEP were terminated and it was succeeded by a second PEP. As amended, payment under these plans will occur at the earlier of December 16, 2013 (in the case of the initial PEP) or twelve years from the date of award. The award is fully vested upon grant. Each of the PEPs is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation and subject to liability award accounting. The value of each PEP Unit will be adjusted to reflect the underlying appraised value of the designated CPA® REIT. Additionally, each PEP Unit will be entitled to distributions equal to the distribution rate of the CPA® REIT. All issuances of PEP Units, changes in the fair value of PEP Units and distributions paid are included in our compensation expense. Further contributions to the second PEP were terminated at December 31, 2007; however, this termination did not affect any awardees’ rights pursuant to awards granted under this plan. In December 2008, participants in the PEPs were required to make an election to either (i) remain in the PEPs, (ii) receive cash for their PEP Units (available to former employees only) or (iii) convert their PEP Units to fully vested RSUs (available to current employees only) to be issued under the 1997 Incentive Plan on June 15, 2009. Substantially all of the PEP participants elected to receive cash or convert their existing PEP Units to RSUs.
Deferred Compensation Arrangement with Individual, Compensation Expense											100,000	100,000	200,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued											2,000,000
Deferred Compensation Arrangement with Individual, Recorded Liability		9,300,000									9,300,000
Deferred Compensation Arrangement with Individual, Shares Issued											108,441	356,416
Deferred Compensation Arrangement with Individual, Requisite Service Period											two years
Deferred Compensation Equity		2,800,000									2,800,000
Deferred Compensation Liability, Current and Noncurrent		700,000									700,000
Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Forfeitures of shares - value												$ 2,000,000
Employment Contracts [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	78,000										340,000
Stock Issued During Period Shares Performance Stock Award Gross	42,000										100,000
Not Issued [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross	20,000										20,000
Annual Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	168,900
Stock Issued During Period Shares Performance Stock Award Gross	162,400
Special Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross	120,000
Issued [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross	100,000